Provisions - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum
Disclosure of other provisions [line items]
Discount rate (as a percent)	1.47%	2.00%
Maximum
Disclosure of other provisions [line items]
Discount rate (as a percent)	2.21%	2.67%